Capital disclosures - Company's capital (Details) - CAD ($) $ in Thousands	Jun. 30, 2019	Jul. 01, 2018	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 626,516		$ 866,603
Less: Cash	(39,999)		(46,550)
Net debt	494,069		726,370
Total Shareholders’ Equity	499,978	$ 394,401	400,792	$ 415,853
Total company's capital	994,047		1,127,162
Total bank indebtedness, long-term debt and obligations under capital leases, excluding interim production financing
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 534,068		$ 772,920